Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
C000250990
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Diversified Income ETF
C000250991
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Domestic ETF
C000250992
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park High Income ETF
C000250993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park International ETF
Without Sales Load [Member] | C000250990
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%	5.22%
Without Sales Load [Member] | C000250991
Average Annual Return [Line Items]
Average Annual Return, Percent	23.95%	13.02%
Without Sales Load [Member] | C000250992
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%	3.33%
Without Sales Load [Member] | C000250993
Average Annual Return [Line Items]
Average Annual Return, Percent	21.49%	9.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	4.58%
Morningstar US Market TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR USD
Average Annual Return, Percent	22.55%	17.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	4.58%
Morningstar Global Markets ex US NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex US NR USD
Average Annual Return, Percent	26.48%	20.71%